Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,561	$ 2,827	$ 3,337
Accounts receivable	498	447	403
Note receivable			115
Lease incentives receivable	3,779	2,100	4,036
Inventories	597	617	413
Prepaid expenses and other current assets	1,524	1,034	954
Total current assets	9,959	7,025	9,258
Property and equipment, net	63,576	48,114	32,113
Other assets and intangible assets, net	2,082	3,192	1,302
Deferred offering costs		1,638
Tradename	21,900	21,900	21,900
Goodwill	24,069	24,069	24,069
Total assets	121,586	105,938	88,642
CURRENT LIABILITIES
Accounts payable	2,104	2,082	1,878
Accrued liabilities	9,585	7,765	5,062
Deferred lease incentives	995	723	350
Current maturities of long-term debt	775	713	1,107
Total current liabilities	13,459	11,283	8,397
Deferred tax liability, less current portion	3,565	2,676	1,459
Accrued deferred rent	1,728	1,045	237
Deferred lease incentives, less current portion	13,784	10,388	7,956
Long-term debt, less current maturities	4,219	54,487	29,625
Total liabilities	36,755	79,879	47,674
Commitments and contingencies
Temporary equity:
Common stock subject to put options, 30,209 shares at December 25, 2011		432
Stockholders' equity:
Common stock, $0.01 par value; 11,818,345 shares authorized and 169,805, 208,505 shares issued and outstanding at December 26, 2010, December 25, 2011, respectively; 60,000,000 shares authorized and 15,918,427 shares issued and outstanding at September 23, 2012	159	2	2
Convertible preferred stock, $0.01 par value; 10,657,252 shares authorized, issued and outstanding at December 26, 2010, December 25, 2011; liquidation preference of $33,339 and $15,799 at December 26, 2010, December 25, 2011, respectively; 15,000,000 shares authorized and no shares issued or outstanding at September 23, 2012		107	107
Paid-in capital	80,230	23,978	36,134
Retained earnings	4,442	1,540	4,725
Total stockholders' equity	84,831	25,627	40,968
Total liabilities and stockholders' equity	$ 121,586	$ 105,938	$ 88,642